Assets and Liabilities in Currencies Other than the Argentine Peso - Summary of Assets and Liabilities in Currencies Other (Detail)
€ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, Bs. in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BOB (Bs.)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BOB (Bs.)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 ARS ($)
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 19,549	$ 14,657	$ 11,789
Non-current trade receivables	4,363	8,531	15,325
Non-current financial assets	2,534	0	0
Current trade receivables	133,904	108,146	118,077
Other current receivables	63,259	34,369	36,192
Current financial assets	51,012	28,934	8,370
Cash and cash equivalents	62,678	54,618	66,100																				$ 46,028
Non-current provisions	258,478	186,488	144,768
Non-current lease liabilities	28,335	24,172	40,391
Longterm borrowings	670,535	527,575	419,651
Other non-current liabilities	968	2,961	703
Current tax liabilities	1,336	740	1,964
Non-current payables	888	710	2,465
Current provisions	19,297	6,133	5,460
Current Borrowings	86,680	150,731	107,109
Salaries and social security	23,459	14,934	10,204
Current lease liabilities	27,287	22,098	21,389
Other current liabilities	3,468	9,062	1,310
Current Accounts payable	201,551	144,383	148,595
Total noncurrent assets	1,923,825	1,595,656	1,263,868
Total current assets	466,243	327,569	309,421
Total assets	2,390,068	1,923,225	1,573,289
Total noncurrent liabilities	1,150,872	869,161	710,318
Total current liabilities	391,078	370,669	314,872
Total liabilities	1,541,950	1,239,830	1,025,190
Amount in currencies other than Argentine peso [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Total noncurrent assets	8,244	10,538	13,311
Total current assets	141,633	93,125	126,418
Total assets	149,877	103,663	139,729
Total noncurrent liabilities	917,417	709,611	573,446
Total current liabilities	208,721	229,501	172,938
Total liabilities	1,126,138	939,112	746,384
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	2,771	2,233	60	$ 27								$ 27						$ 1
Non-current trade receivables	2,836	8,221	13,132	28								98						220
Non-current financial assets	2,534			25
Current trade receivables	56,589	55,196	56,030	552								657						939
Other current receivables	27,403	14,762	16,474	267								176						276
Current financial assets	35,063	9,882	8,370	342								118						140
Cash and cash equivalents	17,952	10,593	43,172	175								126						723
Non-current provisions	237,848	167,542	120,968	2,315								1,991						2,020
Non-current lease liabilities	28,335	23,069	40,388	276								274						674
Longterm borrowings	649,260	515,765	411,032	6,321								6,129						6,863
Other non-current liabilities	968	2,960	699	9								35						12
Non-current payables	399	275	359	4								3						6
Current provisions	12,360	3,367	3,555	120								40						59
Current Borrowings	71,674	120,839	73,599	698								1,436						1,229
Salaries and social security	990	731	406	10								9						7
Current lease liabilities	27,277	22,093	21,384	266								263						357
Other current liabilities	3,468	9,062	1,310	34								108						22
Current Accounts payable	$ 86,878	$ 69,942	$ 70,711	$ 846								$ 831						$ 1,181
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.52	83.95	59.69
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	102.72	84.15	59.89
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current trade receivables	$ 993						R$ 54
Other current receivables	239						13
Cash and cash equivalents	331						18
Non-current provisions	184						10
Longterm borrowings	423						23
Current tax liabilities	184						10
Current Borrowings	938						51
Salaries and social security	18						1
Current Accounts payable	777						42
Current income tax	$ 37						R$ 2
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Income tax [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Brazilian Real To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	18.39
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current trade receivables	$ 1,419	$ 853	$ 1,378					$ 11,825							$ 7,108						$ 17,221
Other current receivables	1,168	1,109	419					9,733							9,242						5,241
Cash and cash equivalents	122	73	135					1,017							608						1,685
Current tax liabilities	403	165	248					3,360							1,375						3,102
Current provisions		69													575
Current Borrowings	354	355	239					2,950							2,958						2,993
Salaries and social security	52							430
Current Accounts payable	$ 405	$ 768	$ 300					$ 3,379							$ 6,400						$ 3,744
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.12	0.12	0.08
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current trade receivables	$ 1	$ 2
Other current receivables	43	259	$ 267											€ 3						€ 4
Current Accounts payable	$ 2,280	$ 1,770	$ 1,053			€ 20								€ 17						€ 16
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	115.89	103.07	66.85
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	115.89	103.07
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	116.37	103.53	67.23
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables		$ 85	$ 83													¥ 105						¥ 151
Current Accounts payable	$ 146	$ 315	$ 73						¥ 164							¥ 384						¥ 133
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		0.81	0.55
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.89	0.82	0.55
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current Accounts payable	$ 84										SFr 1
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	112.40
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 103	$ 84	$ 119		Bs. 7								Bs. 7						Bs. 14
Other current receivables	205	$ 168			14								Bs. 14
Cash and cash equivalents	105		90		7														10
Current tax liabilities	$ 316				Bs. 21
Current Accounts payable			$ 60																Bs. 7
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	14.73	12.06	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	14.73	12.06
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	14.73	12.06	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		12.06	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	14.76
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables		$ 143															£ 1
Current Accounts payable	$ 80	$ 25								£ 1
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	138.54	114.22
Amount in currencies other than Argentine peso [member] | Pound Sterling To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	138.54	113.81